THOMAS E. BISSET
DIRECT LINE: 202.383.0118
E-mail: Thomas.Bisset@sutherland.com

February 6, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Registration Statement on Form S-1 for MEMBERS Life Insurance Company

Dear Commissioners:

On behalf of MEMBERS Life Insurance Company (the “Company”), attached for transmission under the Securities Act of 1933, as amended, is an initial registration statement on Form S-1 for certain single premium deferred index annuity contracts to be issued by the Company. Pursuant to Title 1, Section 101 of the Jumpstart Our Business Startups Act, the Company is an “emerging growth company” that had total revenues of less than $1,000,000,000 during its most recently completed fiscal year ended December 31, 2012.

Additional updating changes, financial statements, any exhibits not included herein, and certain other omitted information will be included in a pre-effective amendment.

Please contact the undersigned at the above number or Naseem Nixon of our firm at (202) 383-0836, if you have any questions or comments regarding this transmittal.

Sincerely,
/s/Thomas E. Bisset

Thomas E. Bisset

Attachment

cc:	Kevin Thompson
Ross Hansen
Diane Fisher
Steve Roth
Naseem Nixon